Wells Fargo Funds Trust
Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)

            The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the "Trust") that the Prospectuses and related Statement of Additional Information describing the Tax-Free Funds of the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 49 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) on November 1, 2002.

            IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 5th day of November, 2002.

Witness:                                                                  WELLS FARGO FUNDS TRUST

By:      Christine D. PaVel-Ligon                                  By: Christopher R. Bellonzi
Name: Christine D. PaVel-Ligon                                        Christopher R. Bellonzi
Title:    Assistant Secretary                                                 Assistant Secretary